Licensing Agreement and Royalty Payable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Payment for Licensing	$ 49,000	$ 45,000	$ 45,000	$ 39,000
Minimum royalty payments	$ 148,500	$ 135,000	540,000	468,000
Unpaid amount of royalties			0	$ 39,000
Amortization			$ 31,000
Amortization useful life	10 years		10 years